U. S. GOVERNMENT SECURITIES	12 Months Ended
Jan. 31, 2012
U. S. GOVERNMENT SECURITIES
U. S. GOVERNMENT SECURITIES

NOTE 3 -                                          U. S. GOVERNMENT SECURITIES

U.S. government securities at January 31, 2012 and 2011 are classified as held-to-maturity and mature as follows:

	2012		2011
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$—	$—	$668,889	$669,338

Due after one year through three years	473,816	474,404	—	—

	$473,816	$474,404	$668,889	$669,338